Current financial debt and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Current financial debt and derivative instruments
(USD millions)	2017	2016

Interest-bearing accounts of associates payable on demand [1]	1 822	1 601

Bank and other financial debt [2]	692	836

Commercial paper	2 328	3 174

Current portion of non-current financial debt	359	178

Fair value of derivative financial instruments	107	116

Total current financial debt and derivative financial instruments	5 308	5 905

[1] Weighted average interest rate 0.5% (2016: 0.5%)
[2] Weighted average interest rate 7.0% (2016: 6.7%)